[Logo]   John Hancock(R)
       ------------------
       JOHN HANCOCK FUNDS


                                                John Hancock International Funds

                                                           INSTITUTIONAL CLASS I

                                                Greater China Opportunities Fund

                                                              International Fund

                                                International Classic Value Fund
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Prospectus

3.1.2006


as revised 4.17.2006


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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
    JOHN HANCOCK INTERNATIONAL FUNDS - INSTITUTIONAL CLASS I
    -------------------------------------------------------------------------------------------------
    Greater China Opportunities Fund                                                                4
    International Fund                                                                              6
    International Classic Value Fund                                                                8

    YOUR ACCOUNT
    -------------------------------------------------------------------------------------------------
    Who can buy shares                                                                             10
    Opening an account                                                                             10
    Buying shares                                                                                  11
    Selling shares                                                                                 12
    Transaction policies                                                                           14
    Dividends and account policies                                                                 16
    Additional investor services                                                                   16

    FUND DETAILS
    -------------------------------------------------------------------------------------------------
    Business structure                                                                             17
    Management biographies                                                                         19
    Financial highlights                                                                           20

    FOR MORE INFORMATION                                                                   BACK COVER
    -------------------------------------------------------------------------------------------------

Overview
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John Hancock International Funds - Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.

FUND INFORMATION KEY
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Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Logo] Goal and strategy

       The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Logo] Past performance

       The fund's total return, measured year-by-year and over time.

[Logo] Main risks

       The major risk factors associated with the fund.

[Logo] Your expenses

       The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Greater China Opportunities Fund


[Logo] GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan ("Greater China"). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of and conduct business in a Greater China country, or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the managers combine top-down sector allocation with bottom-up stock selection. The management team continually assesses the macro environment to determine the attractiveness of different business segments. They then use fundamental financial analysis to identify leading companies of any size that the managers believe offer growth potential at a reasonable price.

The management team performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Logo] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[Logo] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctua-tions in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.


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[Logo] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------------------
Management fee                                                                         1.00%
Other expenses                                                                         2.96%
Total fund operating expenses                                                          3.96%
Contractual expense reimbursement (at least until 2-28-07)                             2.51%
Net annual operating expenses                                                          1.45%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                           Year 1     Year 3    Year 5   Year 10
--------------------------------------------------------------------------------------------
Class I                              $148       $976    $1,822    $4,015


--------------------------------------------------------------------------------

SUBADVISER
MFC Global Investment Management
(U.S.A.), Limited

Responsible for day-to-day investment management

A subsidiary of Manulife Financial Corporation S

upervised by the Adviser

PORTFOLIO MANAGERS
Pauline Dan, CFA
Primarily responsible for fund management
Managed fund since it began in 2005

Seton Lor
Provides research and analysis on issuers in the Asia-Pacific region and portfolio management support
Managed fund since it began in 2005

See page 19 for the management biographies.

FUND CODES


Class I      Ticker               JCOIX

             CUSIP                409902582
             Newspaper            -
             SEC number           811-4630
             JH fund number       408

International Fund

[Logo] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a bottom-up analysis on the finan-cial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o above-average per share earnings growth

o high return on invested capital

o a healthy balance sheet

o sound financial and accounting policies and overall financial strength

o strong competitive advantages

o effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security at the time of initial investment.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Logo] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 17.76%
Worst quarter: Q1 '03, -6.71%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Index, an unmanaged index of freely traded stocks of foreign companies.

--------------------------------------------------------------------------------
Class I calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                            2003    2004    2005
                                                          32.94%  14.21%   22.92%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-----------------------------------------------------------------------------------------
                                                                                  Life of
                                                                      1 year      Class I
Class I before tax (began 3-1-02)                                     22.92%       11.75%
Class I after tax on distributions                                    20.45%       11.08%
Class I after tax on distributions, with sale                         16.11%        9.93%
-----------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index                                  16.62%       15.39%

[Logo] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, ifcertain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Logo] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------------------
Management fee                                                                         0.90%
Other expenses                                                                         0.43%
Total fund operating expenses                                                          1.33%
Contractual expense reimbursement (at least until 2-28-07)                             0.01%
Net annual operating expenses                                                          1.32%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                                               Year 1     Year 3   Year 5    Year 10
--------------------------------------------------------------------------------------------
Class I                                                  $134       $420     $728     $1,601

--------------------------------------------------------------------------------

SUBADVISER

Nicholas-Applegate Capital Management

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS

Horacio A. Valeiras
Joined fund team in 2003
Primarily responsible for fund management

Linda Ba
Joined fund team in 2003
Provides research and portfolio management support

See page 19 for the management biographies.

FUND CODES

Class I   Ticker               JINIX
          CUSIP                409906732
          Newspaper            -
          SEC number           811-4630
          JH fund number       440

International Classic Value Fund

[Logo] GOAL AND STRATEGY

The fund seeks long term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the sub-adviser generally screens a universe of the 1500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the sub-adviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subad-viser approaches sell decisions from the same disciplined framework. The subad-viser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Logo] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[Logo] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a sig-nificant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Logo] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------------------
Management fee                                                                         1.05%
Other expenses                                                                         0.60%
Total fund operating expenses                                                          1.65%
Contractual expense reimbursement (at least until 4-30-07)                             0.49%
Net annual operating expenses                                                          1.16%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------
Expenses                    Year 1     Year 3    Year 5   Year 10
-------------------------------------------------------------------
Class I                       $118       $464      $843    $1,906

--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 19 for management biographies.

FUND CODES


Class I   Ticker               JHFDX

          CUSIP                409902459
          Newspaper            -
          SEC number           811-1677
          JH fund number       419

Your account
--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o Retirement and other benefit plans and their participants

o Rollover assets for participants whose plans are invested in the fund

o Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Account registered to insurance companies, trust companies and bank trust departments

o Investment companies not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

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OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5 Make your initial investment using the table on the next page.

6 Important information about opening a new account

  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
  Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

John Hancock Funds, LLC , the funds' principal distributor, may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information (SAI).

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

10 YOUR ACCOUNT

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Buying shares
--------------------------------------------------------------------------------

By check

Opening an account

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

Adding to an account

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange

Opening an account

o Call your financial representative or Signature Services to request an exchange

o You may only exchange Class I shares or Money Market Fund Class A Shares

Adding to an account

o Call your financial representative or Signature Services to request an exchange

o You may only exchange Class I Shares or Money Market Fund Class A shares

By wire

Opening an account

o Deliver your completed application to your financial representative, or mail it to Signature Services.

o Obtain your account number by calling your financial representative or Signature Services.

o Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

o Instruct your bank to wire the amount of your investment.

Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Adding to an account

o Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

o Instruct your bank to wire the amount of your investment.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone

Opening an account

See "By exchange" and "By wire."

Adding to an account

o Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

o Complete the "To Purchase, Exchange or Redeem Shares via Telephone" and "Bank Information" section on your account application.

o Call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days to verify that these features are in place on your account.

o Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way,
Suite 1001 Boston, MA 02217-1001

Phone Number: 1-800-972-8696

Or contact your financial representative for instructions and assistance.


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

By letter

o Sales of any amount.

To sell some or all of your shares

o Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

o Include all signatures and any additional documents that may be required (see next page).

o Mail the materials to Signature Services.

o A check or wire will be sent according to your letter of instruction.

o Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

By phone

Amounts up to $100,000:

o Most accounts.

Amounts up to $5 million:

o Available to the following types of accounts; custodial accounts held by banks, trust companies or broker-dealer; endownments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement account(s).

To sell some or all of your shares

o Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

o To place your request with a representative at John Hancock Funds, call Signature Services between between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days, or your financial representative.

o Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

o Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

By wire or electronic funds transfer (EFT)

o Requests by letter to sell any amount.

o Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).

To sell some or all of your shares

o To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

o Amounts of $5 million or more will be wired on the next business day.

o Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange

o Sales of any amount.

To sell some or all of your shares

o Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

o You may only exchange Class I shares or Money Market Class A shares.

o Call your financial representative or Signature Services to request an exchange.

 12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).


--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

o Letter of instruction.

o On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

o Medallion signature guarantee if applicable (see above).


--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general partner or association accounts.

--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

o Letter of instruction.

o Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

o On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

o Medallion signature guarantee if applicable (see above).

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Owners or trustees of retirement plan, pension trust and trust accounts.

--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

o Letter of instruction.

o On the letter, the signature(s) of the trustee(s).

o Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

o Medallion signature guarantee if applicable (see above).

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).

--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

o Letter of instruction signed by surviving tenant.

o Copy of death certificate.

o Medallion signature guarantee if applicable (see above). o Inheritance tax waiver (if applicable).

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Executors of shareholder estates.

--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

o Letter of instruction signed by executor.

o Copy of order appointing executor, certified within the past 12 months.

o Medallion signature guarantee if applicable (see above).

o Inheritance tax waiver (if applicable).

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Administrators, conservators, other sellers or account types not listed above.

--------------------------------------------------------------------------------
Requirements for written requests
--------------------------------------------------------------------------------

Call 1-888-972-8696 for instructions.

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way,
Suite 1001 Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

14 YOUR ACCOUNT

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

                                                                YOUR ACCOUNT  15

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

16 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Greater China Opportunities, International and International Classic Value have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                              % of net assets
--------------------------------------------------------------------------------
Greater China Opportunities                               0.00%*

International                                             0.89%*

*After expense reimbursement.

International Classic Value Fund has not commenced operations as of the date of this prospectus. International Classic Value Fund will pay the investment adviser a management fee at an annual rate of 1.05% of the fund's average daily net assets. With respect to Greater China Opportunities Fund and International Fund, a discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual report to shareholders dated October 31, 2005.

The subadviser MFC Global Investment (U.S.A.) Limited ("MFC Global"), 200 Bloor Street East, Toronto, Ontario, Canada MW4 IES, subadvises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financal. As of December 31, 2005, MFC Global had total assets under management of approximately $8.72 billion.

Nicholas-Applegate Capital Managment ("Nicholas-Applegate"), 600 West Broadway, San Diego, CA 92101, subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2005, Nicholas-Applegate had total assets under management of approximately $15.6 billion.

Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NJ, 10036, subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2005, had total assets under management of approximately $16.8 billion.

                                                                FUND DETAILS  17

Pzena International Value Composite performance information The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC ("Pzena"), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown for the Composite in compliance with the Performance Presentation Standards of the CFA Institute (formerly the Association for Investment Management and Research). The CFA Institute has not been involved in the preparation or review of this report. The CFA Institute method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

Total returns (gross of fees):
Best quarter: Q4 `04, 14.07%
Worst quarter: Q2 `05, -1.71%

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------

      2004                    2005

  23.70%  22.38%         16.92%  15.79%

o Gross of fees   o Net of fees


The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund has not commenced investment operations as of the date of this Prospectus. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                 Since
                                                1 year       inception*
PIV Composite -- Gross of fees                  16.92%           20.25%
PIV Composite -- Net of fees                    15.79%           19.05%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                              13.54%           16.84%

*The Composite's inception date was January 1, 2004.

Index
MSCI EAFE(R) Index - an unmanaged index of freely traded stocks of foreign companies.

18 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Linda Ba
--------------------------------------------------------------------------------
Joined Nicholas-Applegate Capital
 Management in 2003
Associate portfolio manager, Artisan Partners
 (2001-2003)

Began business career in 1992


Pauline Dan, CFA
--------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities
 MFC Global Investment Management
 (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,
 I.G. Investment Management
 (Hong Kong) Limited (2000-2004)
Began business career in 1991

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena
 Investment Management, LLC
Director of Research, Pzena Investment
 Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
--------------------------------------------------------------------------------
Managing principal and portfolio manager,
 Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
 Citigroup Asset Management (1998-2003)
Began business career in 1987

Seton Lor
--------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities
 MFC Global Investment Management
 (U.S.A.), Limited
Joined subadviser in 2000
Began business career in 1988

Michael D. Peterson
--------------------------------------------------------------------------------
Principal (since 2000), director of research
 (since 2004) and portfolio manager (since
 2001), Pzena Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992

Horacio A. Valeiras
--------------------------------------------------------------------------------
Managing director and chief investment officer,
 Nicholas-Applegate Capital Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment
 Management (1996-2002)


                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund

Figures audited by PricewaterhouseCoopers LLP.


CLASS I SHARES PERIOD ENDED                                                                   10-31-05(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                             $10.00

Net investment income(2)                                                                           0.03

Net realized and unrealized gain (loss) on investments                                             0.23

Total from investment operations                                                                   0.26

Net asset value, end of period                                                                   $10.26

Total return(3),(4) (%)                                                                           2.60(5)
-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                              --(6)

Ratio of expenses to average net assets (%)                                                        1.45(7)

Ratio of adjusted expenses to average net assets8 (%)                                              3.96(7)

Ratio of net investment income to average net assets (%)                                           0.76(7)

Portfolio turnover (%)                                                                               28

(1) Begining of operations from 6-9-05 through 10-31-05.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------
The following return is not audited and is not part of the audited financial highlights presented above:
Without the expense reductions, the return for the period ended October 31, 2005, would have been 1.60% for Class I.

20 FUND DETAILS

International Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                             10-31-02(1) 10-31-03  10-31-04 10-31-05
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $6.18         $5.12     $6.30    $6.94

Net investment income (loss)(2)                                          (0.01)         0.03      0.04     0.04

Net realized and unrealized gain (loss) on investments                   (1.05)         1.15      0.60     1.33

Total from investment operations
Less distributions                                                       (1.06)         1.18      0.64     1.37

From net realized gain                                                       -             -         -    (0.12)

Net asset value, end of period                                            5.12          6.30     $6.94    $8.19

Total return(3)(%)                                                      (17.15)(4),(5) 23.05(4)  10.16    20.00(4)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $1            $1        $1       $1

Ratio of expenses to average net assets (%)                               2.04(6)       1.60      1.17     1.32

Ratio of adjusted expenses to average net assets(7)(%)                    4.09(6)       2.15         -     1.33

Ratio of net investment income (loss) to average net assets (%)          (0.34)(6)      0.58      0.60     0.51

Portfolio turnover (%)                                                     228(8)        216(8)    201      176

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes divided reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Excludes merger activity.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the periods or the years ended October 31, 2002, 2003 and 2005, would have been (18.53%), 22.50% and 19.99% for
Class I, respectively.

                                                                 FUND DETAILS 21

For more information
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Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC KITPN 3/06

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services,
Inc. 1 John Hancock Way,
Suite 1001 Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


[Logo] John Hancock(R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery

www.jhfunds.com/edelivery
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